Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2023	$ 785
2024	391
2025	18
2026 and thereafter
Total operating lease payments	1,194
Less: imputed interest	56
Present value of lease liabilities	$ 1,138